Ameritas Life Insurance Corp.
                               ("Ameritas Life")

              Ameritas Life Insurance Corp. Separate Account LLVA
              Ameritas Life Insurance Corp. Separate Account LLVL
                             ("Separate Accounts")

                                 Supplement to

                    Ameritas No-Load Variable Annuity (6150)
                            and Ameritas Advisor VUL (R)
                         Prospectuses Dated May 1, 2010

                       Supplement Dated November 16, 2010

The PORTFOLIO COMPANY OPERATING EXPENSES chart in each prospectus is revised for the PIMCO Variable Insurance Trust ("PIMCO VIT") Total Return Portfolio, Administrative Class, listed below.

-------------------------------------------------------------------------------------------------------------------
                                                           Acquired                                 Total Expenses
  o  Subaccount's underlying  Management  12b-1   Other    Fund Fees         Total        Waivers    after Waivers
      Portfolio Name *           Fees     Fees**   Fees   and Expenses  Portfolio Fees     and      and Reductions,
                                                                                        Reductions       if any
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT, Administrative Class
-------------------------------------------------------------------------------------------------------------------
Total Return                     0.50%    0.15%   0.09%(1)     -             0.74%           -          0.74%(2)
-------------------------------------------------------------------------------------------------------------------

(1) "Other Fees" reflect interest expense. Interest expense results from the Portfolio's use of certain investments such as reverse repurchase agreements. Such interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Portfolio's use of those investments as an investment strategy best suited to seek the objective of the Portfolio.
(2) "Total Expenses after Waivers and Reductions, if any" excluding interest expense is estimated to be 0.65%.

* Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.

** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

Please see the PIMCO Variable Insurance Trust Prospectus for the PIMCO Total Return Portfolio, Administrative Class for more information.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

  Please retain this Supplement with the current prospectus for your variable
                 Policy issued by Ameritas Life Insurance Corp.
    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-255-9678.